Income Tax (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate	10%- 25%
Description Of Tax Benefit Period	five to eight years
Limit of benefit entitlement period	12 years
Other Temporary Differences Mainly From R And D Expenses	$ 188,082
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	23.00%	23.00%	23.00%
Germany [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	29.79%	29.79%	29.79%